Sales/transfer of receivables - Summary of Cash Flows Between Transferee and Transferor (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2025 USD ($)
Transfers and Servicing [Abstract]
Collections against securitized receivables/transfers	₨ 38,841.9	$ 454.7	₨ 0.0
Payments made	32,758.6	383.5	0.0
Cash flows on retained interests	6,083.3	$ 71.2	0.0
Transferred receivables with continuing involvement	332,411.5		0.0	$ 3,891.0
Delinquencies	15.4		0.0	0.2
Retained interest in sold receivables	₨ 37,189.9		₨ 0.0	$ 435.3